Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
December 31, 2020	Foreign currency amount		USD Equivalent
	C$ (000s)	ZAR (000s)	$
Cash and cash equivalents	280	6,954	696
Receivables	37	43	32
Accounts payable and accrued liabilities	(1,769)	(436)	(1,417)
Long-term incentive plan liabilities	(2,187)	—	(1,715)
Lease liability	(657)	—	(515)
Net exposure to foreign currency	(4,296)	6,561	(2,919)

December 31, 2019	Foreign currency amount		USD Equivalent
	C$ (000s)	ZAR (000s)	$
Cash and cash equivalents	195	2,588	330
Receivables	31	34	26
Accounts payable and accrued liabilities	(1,511)	(826)	(1,209)
Long-term incentive plan liabilities	(1,315)	—	(1,001)
Lease liability	(784)	—	(597)
Net exposure to foreign currency	(3,384)	1,796	(2,451)